Capital and Reserves - Variation of Share Capital (Details) - Reconciliation of number of shares [member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Quantity of issue shares [line items]
Quantity of shares	612,659,638	536,877,850
Insuance of shares	50,441	75,781,788
Quantity of shares	612,710,079	612,659,638